Fair Value of Financial Instruments (Changes In Unrealized Gains (Losses) Within Level 3 Financial Instruments Carried At Fair Value And Still Held) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in unrealized gains (losses) within Level 3 financial instruments carried at fair value and still held
Change in unrealized gains (losses) included in net income	$ 3,045	$ 4,883	$ 1,841
Trading securities [Member]
Changes in unrealized gains (losses) within Level 3 financial instruments carried at fair value and still held
Change in unrealized gains (losses) included in net income	(81)	4
Available-for-sale equity securities [Member]
Changes in unrealized gains (losses) within Level 3 financial instruments carried at fair value and still held
Change in unrealized gains (losses) included in net income	56	43
Mortgage Loans On Real Estate [Member]
Changes in unrealized gains (losses) within Level 3 financial instruments carried at fair value and still held
Change in unrealized gains (losses) included in net income	(20)	12
Derivative investments
Changes in unrealized gains (losses) within Level 3 financial instruments carried at fair value and still held
Change in unrealized gains (losses) included in net income	2	1,051	536
GLB embedded derivative reserves
Changes in unrealized gains (losses) within Level 3 financial instruments carried at fair value and still held
Change in unrealized gains (losses) included in net income			671
MRBs [Member]
Changes in unrealized gains (losses) within Level 3 financial instruments carried at fair value and still held
Change in unrealized gains (losses) included in net income	3,183	3,729
Indexed Annuity Contracts Embedded Derivatives [Member]
Changes in unrealized gains (losses) within Level 3 financial instruments carried at fair value and still held
Change in unrealized gains (losses) included in net income	$ (95)	$ 44	$ 634